Restricted Net Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Net Assets [Line Items]
Minimum percentage of annual appropriations to general reserve fund, required by local government	10.00%
Restricted net assets	$ 156,702	$ 105,051
Paid in capital and statutory reserves [Member] | VIEs and VIEs' subsidiaries [Member]
Restricted Net Assets [Line Items]
Restricted net assets	68,067	50,236
Paid in capital and statutory reserves [Member] | PRC subsidiaries [Member]
Restricted Net Assets [Line Items]
Restricted net assets	$ 88,695	$ 54,815